Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	ANCHOR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000726735
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Asset Allocation Portfolio (Prospectus Summary) | Asset Allocation Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STAAA
Asset Allocation Portfolio (Prospectus Summary) | Asset Allocation Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STAAB
Capital Appreciation Portfolio (Prospectus Summary) | Capital Appreciation Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCAA
Capital Appreciation Portfolio (Prospectus Summary) | Capital Appreciation Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCAB
Government and Quality Bond Portfolio (Prospectus Summary) | Government and Quality Bond Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGQA
Government and Quality Bond Portfolio (Prospectus Summary) | Government and Quality Bond Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGQB
Growth and Income Portfolio (Prospectus Summary) | Growth and Income Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGIA
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGRA
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGRB
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASMAA
Natural Resources Portfolio (Prospectus Summary) | Natural Resources Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNRA
Natural Resources Portfolio (Prospectus Summary) | Natural Resources Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNRB
Strategic Multi-Asset Portfolio (Prospectus Summary) | Strategic Multi-Asset Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASTMA